Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments and Their Carrying Amounts	The main financial instruments and their carrying amounts, by category, are as follows:
	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2023
Financial assets
Cash and cash equivalents	6	5,459	-	-	5,459
Related parties	10.1	23	-	-	23
Trade receivables and other accounts receivables		396	-	-	396
Gain on financial instruments at fair value	16.9.1	-	274	-	274
Trade receivables with credit card and tickets		-	-	985	985
Financial liabilities
Other accounts payable		(216)	-	-	(216)
Trade payable and trade payables – agreements	15	(12,148)	-	-	(12,148)
Borrowings	16.9.1	(1,943)	-	-	(1,943)
Debentures and promissory notes	16.9.1	(10,051)	-	-	(10,051)
Lease liabilities	14.2	(9,184)	-	-	(9,184)
Borrowings and debentures	16.9.1	-	(3,182)	-	(3,182)
Loss of financial instruments at fair value	16.9.1	-	(8)	-	(8)
Net exposure		(27,664)	(2,916)	985	(29,595)
	Note	Amortized cost	FVTI	FVTOCI	As of 12/31/2022
Financial assets
Cash and cash equivalents	6	5,842	-	-	5,842
Related parties	10.1	252	-	-	252
Trade receivables and other accounts receivables		198	-	-	198
Gain on financial instruments at fair value	16.9.1	-	182	-	182
Trade receivables with credit card and tickets		-	-	424	424
Financial liabilities
Related parties	10.1	(261)	-	-	(261)
Trade payable and trade payables – agreements	15	(13,779)	-	-	(13,779)
Borrowings	16.9.1	(1,217)	-	-	(1,217)
Debentures and promissory notes	16.9.1	(8,903)	-	-	(8,903)
Lease liabilities	14.2	(8,360)	-	-	(8,360)
Borrowings and debentures	16.9.1	-	(2,435)	-	(2,435)
Loss of financial instruments at fair value	16.9.1	-	(36)	-	(36)
Net exposure		(26,228)	(2,289)	424	(28,093)

Schedule of Capital Structure	The Company’s capital structure is as follows:
	As of December 31,
	2023	2022
Borrowings, debentures and promissory notes	(15,184)	(12,591)
(-) Cash and cash equivalents	5,459	5,842
(-) Derivative financial instruments	274	182
Net debt	(9,451)	(6,567)
Shareholders´ equity	4,630	3,896
% Net debt over shareholders’ equity	204%	169%

Schedule of Financial Liabilities	The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2023.
	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings	611	1,797	-	2,408
Debentures and promissory notes	3,026	13,256	1,241	17,523
Derivative financial instruments	111	(299)	(368)	(556)
Lease liabilities	1,435	6,364	14,549	22,348
Trade payables	9,759	40	-	9,799
Trade payables – Agreements	1,459	-	-	1,459
Trade payables – Agreements – Acquisition of hypermarkets	894	-	-	894
Other accounts payable	167	-	49	216
	17,462	21,158	15,471	54,091

Schedule of Exponential Convention	In order to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.
	Notional value		Fair value
	2023	2022	2023	2022
Swap of hedge
Hedge purpose (debt)	2,956	2,360	3,230	2,542
Long position
Fixed rate	106	106	110	109
USD + Fixed	-	282	-	282
Hedge - CRI	2,850	1,972	3,120	2,151
Short position	(2,956)	(2,360)	(2,964)	(2,396)
Net hedge position	-	-	266	146

Schedule of Outstanding Derivative Financial Instruments	The outstanding derivative financial instruments are presented in the table below:
	Notional		As of December 31,
Description Risk	(millions)	Due date	2023	2022
Debt
USD – BRL	US$ 50	2023	-	(36)
Debt
IPCA – BRL	R$ 1,972	2028, 2029 and 2031	267	180
Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 879	2027	(5)	-
Fixed rate x CDI	R$ 54	2027	2	1
Fixed rate x CDI	R$ 52	2027	2	1
Derivatives - Fair value hedge – Brazil			266	146

Schedule of Net Exposure of Derivative Financial Instruments	The Company disclosed the net effect of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:
				Market projections
Transactions	Notes	Risk (rate increase)	Balance at 2023	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings	16.9.1	CDI + 1.66% per year	(1,952)	(208)	(219)	(229)
Borrowings (fixed rate)	16.9.1	CDI + 0.20% per year	(40)	(5)	(5)	(5)
Debentures and promissory notes	16.9.1	CDI + 1.45% per year	(13,378)	(1,441)	(1,513)	(1,585)
Total net effect (loss)			(15,370)	(1,654)	(1,737)	(1,819)

Cash equivalents	6	95.92% of the CDI	5,085	510	536	561
Net exposure loss			(10,285)	(1,144)	(1,201)	(1,258)

Schedule of Fair Value Hierarchy of Financial Assets and Liabilities	The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, all classified as level 2, for which the fair value has been disclosed in the financial statements:
	Carrying amount		Fair value
	2023	2022	2023	2022
Trade receivables with credit cards companies and sales tickets	985	424	985	424
Swaps of annual rates between currencies	-	(36)	-	(36)
Interest rate swaps	(1)	2	(1)	2
Interest rate swaps - CRI	267	180	267	180
Borrowings and debentures (fair value)	(3,182)	(2,435)	(3,182)	(2,435)
Borrowings and debentures (amortized cost)	(11,994)	(10,120)	(11,716)	(9,974)
	(13,925)	(11,985)	(13,647)	(11,839)

Schedule of Debt Breakdown
		As of December 31,
	Average rate	2023	2022
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.45% per year	13,378	11,123
Borrowing costs		(185)	(98)
		13,193	11,025
Derivative financial instruments – Debentures and promissory notes
Swap contracts	CDI + 0.89% per year	(270)	(180)
Swap contracts	CDI + 1.32% per year	8	-
		(262)	(180)
Borrowings in domestic currency
Working capital	CDI + 0.20% per year	40	51
Working capital	CDI + 1.66% per year	1,952	1,223
Borrowing costs		(9)	(6)
		1,983	1,268
Derivative financial instruments – Domestic currency
Swap contracts	CDI + 0.89% per year	(4)	(2)
		(4)	(2)
In foreign currency
Working capital	USD + 1.06% per year	-	262
		-	262
Derivative financial instruments – Foreign currency
Swap contracts	CDI + 1.35% per year	-	36
		-	36
Total of borrowings, debentures and promissory notes		14,910	12,409
Current asset		(48)	(27)
Non-current asset		(226)	(155)
Current liabilities		2,115	1,260
Non-current liabilities		13,069	11,331

Schedule of Rollforward of Financial Instruments
Amounts
Balance as of January 1, 2021	7,763
Funding - working capital	6,183
Borrowing costs	(93)
Interest provision	559
Swap contracts	39
Mark-to-market	31
Exchange rate and monetary variation	5
Debt modification impact	(71)
Borrowing costs	64
Interest amortization	(406)
Principal amortization	(6,075)
Swap amortization	2
Balance as of December 31, 2021	8,001
Funding - working capital	4,001
Borrowing costs	(42)
Interest provision	1,436
Swap contracts	82
Mark-to-market	(111)
Exchange rate and monetary variation	(18)
Borrowing costs amortization	26
Interest amortization	(783)
Principal amortization	(61)
Swap amortization	(122)
Balance as of December 31, 2022	12,409
Funding - working capital	3,392
Borrowing costs amortization (i)	(142)
Interest provision	1,746
Swap contracts	39
Mark-to-market	14
Exchange rate and monetary variation	(16)
Borrowing costs amortization	52
Interest amortization	(1,085)
Principal amortization	(1,326)
Swap amortization	(173)
Balance as of December 31, 2023	14,910
(i)	Include costs related to negotiation of waiver in the change of the shareholding control in the amount of R$93, as disclosed in note 10.1, in capital market operations carried out during the year, without changes to other contractual clauses with financial institutions.

Schedule of Non-Current Maturities
Maturity	Amounts
From 1 to 2 years	4,767
From 2 to 3 years	1,684
From 3 to 4 years	3,654
From 4 to 5 years	1,823
More than 5 years	1,051
12,979
Borrowing Cost	(136)
12,843

Schedule of Debentures and Promissory Notes
			Outstanding			Annual
		Issue	Debentures	Date		financial	Unit price	As of December 31,
	Type	amount	(units)	Issuance	Maturity	charges	(in Reais)	2023	2022
First Issue of Promissory Notes – 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	-	-	317
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	72,272,432	289	254
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	72,272,432	289	254
Second Issue of Debentures – 1st series	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	1,015	954	957
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,015	670	672
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	1,250,000	8/27/2021	8/27/2024	CDI + 1.47% per year	1,345	1,681	1,467
Second Issue of Promissory Notes – 2nd series	non-preemptive right	1,250,000	1,250,000	8/27/2021	2/27/2025	CDI + 1.53% per year	1,347	1,683	1,468
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,142	1,122	1,072
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,143	591	565
Fourth Issue of Debentures - single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,012	2,024	2,038
First Issue of Commercial Paper Notes - single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,053	790	793
Fifth Issue of Debentures - single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,030	258	258
Sixth Issue of Debentures - 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/11/2026	CDI + 0.60% per year	1,035	76	75
Sixth Issue of Debentures - 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/13/2027	CDI + 0.70% per year	1,036	58	57
Sixth Issue of Debentures - 3rd series – CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2029	IPCA + 6.70% per year	1,078	508	485
Second Issue of Commercial Paper Notes - single series	non-preemptive right	400,000	400,000	12/26/2022	12/26/2025	CDI + 0.93% per year	1,143	458	401
Seventh Issue of Debentures - 1st series – CRI	non-preemptive right	145,721	145,721	7/25/2023	7/15/2026	CDI + 1.00% per year	1,057	154	-
Seventh Issue of Debentures - 2nd series – CRI	non-preemptive right	878,503	878,503	7/25/2023	7/15/2027	Pre 11.75% per year	1,049	921	-
Seventh Issue of Debentures - 3rd series – CRI	non-preemptive right	46,622	46,622	7/25/2023	7/17/2028	CDI + 1.15% per year	1,058	50	-
Eighth Issue of Debentures - 1st series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2027	CDI + 1.85% per year	1,002	401	-
Eighth Issue of Debentures - 2nd series – CRI	non-preemptive right	400,000	400,000	12/22/2023	12/22/2028	CDI + 1.95% per year	1,002	401	-
Borrowing Cost								(185)	(98)
								13,193	11,025